Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Australia: 3.2%
63,937		Ampol Ltd.	$1,303,541	0.2
161,385		ANZ Group Holdings Ltd.	2,486,960	0.5
636,466		Aurizon Holdings Ltd.	1,433,551	0.3
16,275		BHP Group Ltd.	514,516	0.1
167,783		Brambles Ltd.	1,512,772	0.3
75,884		Computershare Ltd.	1,102,229	0.2
157,604		Insurance Australia Group Ltd.	496,089	0.1
652,652		Medibank Pvt Ltd.	1,472,819	0.3
98,750		National Australia Bank Ltd.	1,840,042	0.4
263,501		Scentre Group	487,762	0.1
288,010		Telstra Group Ltd.	815,471	0.2
257,062		Transurban Group - Stapled Security	2,454,525	0.5
			15,920,277	3.2

		Austria: 0.2%
20,791		OMV AG	954,793	0.2

		Canada: 3.7%
53,410		BCE, Inc.	2,392,483	0.5
62,010		Canadian Imperial Bank of Commerce - XTSE	2,629,518	0.5
39,071		Cenovus Energy, Inc.	681,683	0.1
62,934		Element Financial Corp.	826,547	0.2
29,190		iA Financial Corp., Inc.	1,850,104	0.4
36,387		Rogers Communications, Inc.	1,686,483	0.3
25,809		Royal Bank of Canada	2,468,230	0.5
52,238		Suncor Energy, Inc.	1,621,832	0.3
21,473	(1)	TC Energy Corp.	835,247	0.2
54,644		TELUS Corp.	1,084,794	0.2
20,077		Thomson Reuters Corp.	2,612,164	0.5
			18,689,085	3.7

		Denmark: 0.4%
324		AP Moller - Maersk A/S - Class B	588,938	0.1
77,984	(2)	Danske Bank A/S	1,568,944	0.3
			2,157,882	0.4

		Finland: 0.2%
156,233		Nokia OYJ - Finland	766,933	0.2

		France: 3.7%
15,067		Air Liquide SA	2,522,057	0.5
94,316		AXA S.A.	2,878,309	0.6
26,585		BNP Paribas	1,587,599	0.3
3,760		Dassault Aviation SA	743,845	0.1
32,593		Edenred	1,929,017	0.4
7,091		Eiffage SA	767,363	0.1
19,002	(3)	La Francaise des Jeux SAEM	791,962	0.2
266,182		Orange SA	3,162,302	0.6
17,414		Sanofi	1,889,057	0.4
13,619		Thales S.A.	2,013,535	0.4
65,089		Vivendi SE	658,153	0.1
			18,943,199	3.7

		Germany: 0.7%
31,532		BASF SE	1,655,395	0.3
43,806	(2)	Commerzbank AG	461,202	0.1
19,814		GEA Group AG	903,870	0.2
6,171		Symrise AG	671,556	0.1
			3,692,023	0.7

		Hong Kong: 1.6%
248,000		CK Asset Holdings Ltd.	1,503,543	0.3
196,500		CK Hutchison Holdings Ltd.	1,215,676	0.2
28,400		Jardine Matheson Holdings Ltd.	1,379,388	0.3
167,200		Link REIT	1,075,135	0.2
159,000		MTR Corp.	767,380	0.2
228,000		Power Assets Holdings Ltd.	1,223,180	0.2
514,000		SITC International Holdings Co. Ltd.	1,104,668	0.2
			8,268,970	1.6

		Ireland: 0.3%
23,650		DCC PLC	1,378,583	0.3

		Israel: 0.2%
142,371		Bank Leumi Le-Israel BM	1,077,006	0.2

		Italy: 1.2%
232,616		ENI S.p.A.	3,244,162	0.6
121,122	(3)	Poste Italiane SpA	1,235,157	0.2
335,912		Snam SpA	1,781,027	0.4
			6,260,346	1.2

		Japan: 7.3%
5,200		Hirose Electric Co., Ltd.	680,298	0.1
90,300	(1)	Honda Motor Co., Ltd.	2,388,540	0.5
416,800	(1)	Japan Post Holdings Co. Ltd.	3,382,738	0.7
173,900		Japan Tobacco, Inc.	3,673,385	0.7
37,600		KDDI Corp.	1,159,500	0.2
38,100		McDonald's Holdings Co. Japan Ltd.	1,583,973	0.3
93,700		Mitsubishi UFJ Financial Group, Inc.	600,492	0.1
51,800	(1)	NEC Corp.	1,999,749	0.4
148,900		Oji Holdings Corp.	589,548	0.1
27,300		Ono Pharmaceutical Co., Ltd.	568,883	0.1
57,300		ORIX Corp.	944,763	0.2
6,600		Rohm Co., Ltd.	550,087	0.1
43,300		Secom Co., Ltd.	2,668,480	0.5
55,700		Sekisui Chemical Co., Ltd.	791,077	0.2
130,900		Sekisui House Ltd.	2,667,904	0.5
30,600	(1)	Sompo Holdings, Inc.	1,212,529	0.3
172,900	(1)	Sumitomo Chemical Co., Ltd.	582,151	0.1
104,400	(1)	Sumitomo Mitsui Financial Group, Inc.	4,177,835	0.8
23,000	(1)	Taisei Corp.	711,594	0.2
112,000	(1)	Takeda Pharmaceutical Co., Ltd.	3,678,479	0.7
123,900	(1)	Tokio Marine Holdings, Inc.	2,384,450	0.5
			36,996,455	7.3

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

		Netherlands: 1.3%
300,432		Koninklijke KPN NV	1,061,602	0.2
70,604		NN Group NV	2,563,637	0.5
22,183		Wolters Kluwer NV	2,800,318	0.6
			6,425,557	1.3

		New Zealand: 0.1%
188,687		Spark New Zealand Ltd.	597,799	0.1

		Singapore: 0.5%
981,000		Genting Singapore Ltd.	827,970	0.2
268,900		Keppel Corp., Ltd.	1,140,869	0.2
125,900		Singapore Airlines Ltd.	543,066	0.1
			2,511,905	0.5

		Spain: 1.9%
50,981		ACS Actividades de Construccion y Servicios SA	1,623,738	0.3
141,164	(1)	Banco Bilbao Vizcaya Argentaria SA	1,009,237	0.2
63,046		Industria de Diseno Textil SA	2,118,053	0.4
78,225		Red Electrica Corp. SA	1,376,477	0.3
215,370		Repsol SA	3,311,947	0.7
			9,439,452	1.9

		Switzerland: 2.2%
22,519		Novartis AG	2,067,662	0.4
5,087		Roche Holding AG-GENUSSCHEIN	1,453,573	0.3
4,727		Swisscom AG	3,016,639	0.6
9,593		Zurich Insurance Group AG	4,596,953	0.9
			11,134,827	2.2

		United Kingdom: 5.2%
278,579		Amcor PLC	3,170,229	0.6
315,822		BAE Systems PLC	3,820,206	0.7
385,472		BP PLC	2,436,372	0.5
95,415		British American Tobacco PLC	3,344,699	0.7
121,348		British Land Co. PLC	582,063	0.1
164,080		GSK PLC	2,899,167	0.6
128,118		Imperial Brands PLC	2,946,145	0.6
918,308		Lloyds Banking Group Plc	539,915	0.1
482,373		NatWest Group PLC	1,573,989	0.3
47,788		Smiths Group PLC	1,013,520	0.2
172,453		Tesco PLC	565,372	0.1
248,751		The Sage Group PLC	2,387,111	0.5
4,511		Willis Towers Watson PLC	1,048,266	0.2
			26,327,054	5.2

		United States: 64.6%
31,993		3M Co.	3,362,784	0.7
52,200		AbbVie, Inc.	8,319,114	1.6
2,734		Acuity Brands, Inc.	499,584	0.1
19,910		AECOM	1,678,811	0.3
13,118		Air Products & Chemicals, Inc.	3,767,621	0.7
11,985		Allison Transmission Holdings, Inc.	542,201	0.1
94,917		Altria Group, Inc.	4,235,197	0.8
29,285		Amdocs Ltd.	2,812,239	0.6
39,655		American Electric Power Co., Inc.	3,608,208	0.7
27,744		American International Group, Inc.	1,397,188	0.3
1,640		Ameriprise Financial, Inc.	502,660	0.1
3,526		Ametek, Inc.	512,434	0.1
20,565		Amgen, Inc.	4,971,589	1.0
8,140		Aon PLC	2,566,461	0.5
8,795		Aptargroup, Inc.	1,039,481	0.2
15,979		Assurant, Inc.	1,918,599	0.4
12,192		Automatic Data Processing, Inc.	2,714,305	0.5
23,507		Avnet, Inc.	1,062,516	0.2
38,849		Axis Capital Holdings Ltd.	2,118,047	0.4
45,686		Bank OZK	1,562,461	0.3
80,348		Bristol-Myers Squibb Co.	5,568,920	1.1
40,674		Cardinal Health, Inc.	3,070,887	0.6
16,999		Cheniere Energy, Inc.	2,679,042	0.5
10,357		Cigna Corp.	2,646,524	0.5
139,410		Cisco Systems, Inc.	7,287,658	1.4
24,028		Citizens Financial Group, Inc.	729,730	0.1
29,084		Coca-Cola Co.	1,804,081	0.4
26,777		Colgate-Palmolive Co.	2,012,292	0.4
32,618		Commerce Bancshares, Inc.	1,903,260	0.4
29,610		Consolidated Edison, Inc.	2,832,789	0.6
68,213		CSX Corp.	2,042,297	0.4
20,495		Cullen/Frost Bankers, Inc.	2,158,943	0.4
35,406		CVS Health Corp.	2,631,020	0.5
69,003		Dow, Inc.	3,782,744	0.7
54,204		DT Midstream, Inc.	2,676,052	0.5
25,095		DTE Energy Co.	2,748,906	0.5
42,185		Duke Energy Corp.	4,069,587	0.8
32,092		Edison International	2,265,374	0.4
27,548		Electronic Arts, Inc.	3,318,157	0.7
5,013		Elevance Health, Inc.	2,305,028	0.5
42,495		Emerson Electric Co.	3,703,014	0.7
9,425		EOG Resources, Inc.	1,080,388	0.2
237,286		Equitrans Midstream Corp.	1,371,513	0.3
7,733		Erie Indemnity Co.	1,791,427	0.4
8,197		Everest Re Group Ltd.	2,934,690	0.6
45,704		Evergy, Inc.	2,793,428	0.6
38,727		First Hawaiian, Inc.	798,938	0.2
114,108		Flowers Foods, Inc.	3,127,700	0.6
6,438		FMC Corp.	786,273	0.2
163,493		FNB Corp.	1,896,519	0.4
25,095		Fortive Corp.	1,710,726	0.3
45,168		Gaming and Leisure Properties, Inc.	2,351,446	0.5
46,406		General Mills, Inc.	3,965,857	0.8
25,733		General Motors Co.	943,886	0.2
59,801		Genpact Ltd.	2,764,002	0.5
76,860		Gentex Corp.	2,154,386	0.4
19,703		Genuine Parts Co.	3,296,509	0.7
57,825		Gilead Sciences, Inc.	4,797,740	0.9
67,608		H&R Block, Inc.	2,383,182	0.5
10,410		Hancock Whitney Corp.	378,924	0.1
14,137		Hanover Insurance Group, Inc.	1,816,605	0.4
44,720		Hartford Financial Services Group, Inc.	3,116,537	0.6
21,722		Highwoods Properties, Inc.	503,733	0.1
3,560		Humana, Inc.	1,728,238	0.3

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

19,781	International Bancshares Corp.	847,022	0.2
9,432	International Business Machines Corp.	1,236,441	0.2
19,996	Iridium Communications, Inc.	1,238,352	0.2
50,478	Iron Mountain, Inc.	2,670,791	0.5
67,804	Johnson & Johnson	10,509,620	2.1
7,793	Johnson Controls International plc	469,294	0.1
101,441	Juniper Networks, Inc.	3,491,599	0.7
26,050	Kellogg Co.	1,744,308	0.3
58,083	Keurig Dr Pepper, Inc.	2,049,168	0.4
41,927	Kilroy Realty Corp.	1,358,435	0.3
28,220	Kimberly-Clark Corp.	3,787,688	0.7
31,296	Leidos Holdings, Inc.	2,881,110	0.6
13,082	Life Storage, Inc.	1,714,919	0.3
18,380	LKQ Corp.	1,043,249	0.2
33,588	Loews Corp.	1,948,776	0.4
30,044	Marathon Petroleum Corp.	4,050,833	0.8
19,655	Marsh & McLennan Cos., Inc.	3,273,540	0.6
19,174	McDonald's Corp.	5,361,242	1.1
7,447	McKesson Corp.	2,651,504	0.5
75,068	Merck & Co., Inc.	7,986,485	1.6
33,089	Metlife, Inc.	1,917,177	0.4
52,877	MGIC Investment Corp.	709,609	0.1
5,505	Mid-America Apartment Communities, Inc.	831,475	0.2
36,883	Mondelez International, Inc.	2,571,483	0.5
15,698	Morgan Stanley	1,378,284	0.3
15,562	MSC Industrial Direct Co.	1,307,208	0.3
34,719	National Fuel Gas Co.	2,004,675	0.4
65,555	National Retail Properties, Inc.	2,894,253	0.6
28,389	NetApp, Inc.	1,812,638	0.4
87,339	New Fortress Energy, Inc.	2,570,387	0.5
82,428	NiSource, Inc.	2,304,687	0.5
124,971	Old Republic International Corp.	3,120,526	0.6
16,230	ONE Gas, Inc.	1,285,903	0.3
33,096	Oneok, Inc.	2,102,920	0.4
13,563	Packaging Corp. of America	1,882,951	0.4
52,499	Patterson Cos., Inc.	1,405,398	0.3
37,326	PepsiCo, Inc.	6,804,530	1.3
108,487	Pfizer, Inc.	4,426,270	0.9
56,977	Philip Morris International, Inc.	5,541,013	1.1
36,522	Phillips 66	3,702,600	0.7
24,169	Popular, Inc.	1,387,542	0.3
108,839	PPL Corp.	3,024,636	0.6
8,412	Procter & Gamble Co.	1,250,780	0.2
39,376	Prosperity Bancshares, Inc.	2,422,412	0.5
12,267	Qualcomm, Inc.	1,565,024	0.3
236,992	Rithm Capital Corp.	1,895,936	0.4
43,150	Rollins, Inc.	1,619,420	0.3
17,155	Sempra Energy	2,593,150	0.5
10,356	Sensata Technologies Holding PLC	518,007	0.1
2,250	Sherwin-Williams Co.	505,733	0.1
15,945	Silgan Holdings, Inc.	855,768	0.2
11,470	Snap-On, Inc.	2,831,828	0.6
37,300	Sonoco Products Co.	2,275,300	0.4
19,924	Targa Resources Corp.	1,453,456	0.3
20,821	Texas Instruments, Inc.	3,872,914	0.8
20,768	Travelers Cos, Inc.	3,559,843	0.7
12,601	UMB Financial Corp.	727,330	0.1
2,921	UnitedHealth Group, Inc.	1,380,435	0.3
70,065	Unum Group	2,771,771	0.5
80,883	US Bancorp	2,915,832	0.6
11,340	Valero Energy Corp.	1,583,064	0.3
155,774	Verizon Communications, Inc.	6,058,051	1.2
43,456	Virtu Financial, Inc.	821,318	0.2
22,430	Washington Federal, Inc.	675,592	0.1
23,169	Wells Fargo & Co.	866,057	0.2
92,649	Wendy's Company	2,017,895	0.4
12,645	Westinghouse Air Brake Technologies Corp.	1,277,904	0.3
25,077	WestRock Co.	764,096	0.1
78,313	Williams Cos., Inc.	2,338,426	0.5
		326,638,335	64.6

	Total Common Stock
	(Cost $476,013,223)	498,180,481	98.5

EXCHANGE-TRADED FUNDS: 0.4%
13,828	iShares MSCI EAFE Value Index ETF	671,073	0.1
9,009	iShares Russell 1000 Value ETF	1,371,710	0.3

	Total Exchange-Traded Funds
	(Cost $2,079,787)	2,042,783	0.4

PREFERRED STOCK: 0.1%
	Germany: 0.1%
5,071	Volkswagen AG	692,054	0.1

	Total Preferred Stock
	(Cost $657,584)	692,054	0.1

	Total Long-Term Investments
	(Cost $478,750,594)	500,915,318	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.5%
	Repurchase Agreements: 4.3%
5,221,355	(4) Bank of America Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $5,223,424, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $5,325,782, due 11/01/49-02/01/51)	5,221,355	1.0

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

3,012,500	(4) Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/23, 4.83%, due 04/03/23 (Repurchase Amount $3,013,696, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,072,750, due 04/25/23-02/20/73)	3,012,500	0.6
2,129,133	(4) Citadel Securities LLC, Repurchase Agreement dated 03/31/23, 4.88%, due 04/03/23 (Repurchase Amount $2,129,987, collateralized by various U.S. Government Securities, 0.000%-5.375%, Market Value plus accrued interest $2,172,599, due 04/04/23-02/15/53)	2,129,133	0.4
4,236,113	(4) Citigroup, Inc., Repurchase Agreement dated 03/31/23, 4.81%, due 04/03/23 (Repurchase Amount $4,237,788, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $4,320,835, due 12/26/24-03/20/53)	4,236,113	0.9
5,221,355	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $5,223,424, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $5,325,782, due 04/06/23-02/20/53)	5,221,355	1.0
2,022,984	(4) State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/23, 4.91%, due 04/03/23 (Repurchase Amount $2,023,800, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,063,444, due 07/15/25-02/15/51)	2,022,984	0.4

	Total Repurchase Agreements
	(Cost $21,843,440)	21,843,440	4.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
760,000	(5) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.730%
	(Cost $760,000)	760,000	0.2

	Total Short-Term Investments
	(Cost $22,603,440)	22,603,440	4.5

	Total Investments in Securities (Cost $501,354,034)	$523,518,758	103.5
	Liabilities in Excess of Other Assets	(17,659,339)	(3.5)
	Net Assets	$505,859,419	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2023.

Sector Diversification	Percentage of Net Assets
Financials	21.3%
Health Care	15.2
Industrials	12.8
Consumer Staples	9.8
Energy	7.9
Utilities	6.7
Information Technology	5.8
Consumer Discretionary	5.7
Communication Services	5.2
Materials	5.0
Real Estate	3.2
Exchange-Traded Funds	0.4
Short-Term Investments	4.5
Liabilities in Excess of Other Assets	(3.5)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$15,920,277	$–	$15,920,277
Austria	–	954,793	–	954,793
Canada	18,689,085	–	–	18,689,085
Denmark	–	2,157,882	–	2,157,882
Finland	–	766,933	–	766,933
France	–	18,943,199	–	18,943,199
Germany	–	3,692,023	–	3,692,023
Hong Kong	1,379,388	6,889,582	–	8,268,970
Ireland	–	1,378,583	–	1,378,583
Israel	–	1,077,006	–	1,077,006
Italy	–	6,260,346	–	6,260,346
Japan	1,583,973	35,412,482	–	36,996,455
Netherlands	–	6,425,557	–	6,425,557
New Zealand	–	597,799	–	597,799
Singapore	–	2,511,905	–	2,511,905
Spain	–	9,439,452	–	9,439,452
Switzerland	–	11,134,827	–	11,134,827
United Kingdom	4,218,495	22,108,559	–	26,327,054
United States	326,638,335	–	–	326,638,335
Total Common Stock	352,509,276	145,671,205	–	498,180,481
Exchange-Traded Funds	2,042,783	–	–	2,042,783
Preferred Stock	–	692,054	–	692,054
Short-Term Investments	760,000	21,843,440	–	22,603,440
Total Investments, at fair value	$355,312,059	$168,206,699	$–	$523,518,758

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $502,123,690.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$44,174,640
Gross Unrealized Depreciation	(22,642,115)
Net Unrealized Appreciation	$21,532,525